Financial instruments (Tables)	9 Months Ended
Jul. 31, 2024
Statement [Line Items]
Summary of Credit Risk Exposures
Under the standardized approach, credit risk is estimated using the risk weights as prescribed by the Basel framework, either based on credit assessments by external rating agencies or based on the counterparty type for non-retail exposures and product type for retail exposures.

Exposure at default (1)	As at
	July 31, 2024			April 30 2024	October 31 2023
	Revised Basel III			Revised Basel III	Revised Basel III
($ millions)	IRB	Standardized	Total	Total	Total
By exposure sub-type
Non-retail
Drawn (2)(3)	$463,568	$70,334	$533,902	$537,941	$557,552
Undrawn commitments	93,615	6,621	100,236	99,489	103,721
Other exposures (4)	110,367	16,924	127,291	129,656	125,367
Total non-retail	$667,550	$93,879	$761,429	$767,086	$786,640
Retail (5)
Drawn	$295,961	$118,503	$414,464	$408,209	$403,635
Undrawn commitments	110,573	9,287	119,860	117,685	108,354
Other exposures	–	62	62	59	58
Total retail	$406,534	$127,852	$534,386	$525,953	$512,047
Total	$1,074,084	$221,731	$1,295,815	$1,293,039	$1,298,687
(1)	After credit risk mitigation and excludes equity securities, centralized counterparties, and other assets.
(2)	Non-retail drawn exposures include government guaranteed and privately insured mortgages and retail loans.
(3)	Non-retail drawn includes loans, bankers’ acceptances, deposits with financial institutions and FVOCI debt securities.
(4)	Includes off-balance sheet lending instruments such as letters of credit, letters of guarantee, securitizations, over-the-counter derivatives and repo-style transactions net of related collateral.
(5)	Retail includes residential mortgages, credit cards, lines of credit, other personal loans and small business treated as other regulatory retail.

Summary of VaR by Risk Factor
Value at Risk (VaR) is a key measure of market risk in the Bank’s trading activities. In conjunction with the Bank’s implementation of the Fundamental Review of the Trading Book (FRTB) in Q1 2024, additional portfolios have been included in the VaR calculation. Prior periods have been restated to reflect this change. The table below shows the Bank’s VaR by risk factor:

	For the three months ended			As at
	July 31, 2024			July 31	April 30	July 31
($ millions)	Average	High	Low	2024	2024	2023
Credit spread plus interest rate	$12.7	$16.8	$9.7	$9.8	$17.9	$12.6
Credit spread	7.7	11.8	5.9	6.1	12.3	6.9
Interest rate	13.7	20.7	7.3	7.3	23.0	10.5
Equities	4.6	5.9	3.4	5.1	4.9	3.1
Foreign exchange	2.1	4.5	1.1	2.4	2.5	1.6
Commodities	2.1	4.1	1.3	3.8	1.7	3.7
Debt specific	3.0	4.0	2.3	3.1	2.8	2.6
Diversification effect	(10.6)	n/a	n/a	(15.1)	(11.0)	(11.3)
Total VaR	$13.9	$19.1	$8.8	$9.1	$18.8	$12.3

Fair Value of Financial Liabilities Designated at Fair Value Through Profit or Loss and Changes in Fair Value
The following table presents the fair value of liabilities designated at fair value through profit or loss and their changes in fair value.

	Fair value			Change in fair value (1) Gains/(Losses)			Cumulative change in fair value (2) Gains/(Losses)
	As at			For the three months ended				As at
($ millions)	July 31 2024	April 30 2024	July 31 2023	July 31 2024	April 30 2024	July 31 2023	July 31 2024	April 30 2024	July 31 2023
Liabilities

Senior note liabilities (3)	$37,754	$32,987	$28,893	$(1,478)	$1,058	$(1,906)	$3,981	$5,459	$4,567
(1)	Change in the difference between the contractual maturity amount and the carrying value.
(2)	The cumulative change in fair value is measured from the instruments’ date of initial recognition.
(3)
Changes in fair value attributable to changes in the Bank’s own credit risk are recorded in other comprehensive income. Other changes in fair value are recorded in non-interest income – trading revenues. The offsetting fair value changes from associated derivatives is also recorded in non-interest income – trading revenues.

Changes in Fair Value Attributable to Changes in Bank's Own Credit Risk for Financial Liabilities Designated at Fair Value
The following table presents the changes in fair value attributable to changes in the Bank’s own credit risk for financial liabilities designated at fair value through profit or loss as well as their contractual maturity and carrying amounts.

	Senior note liabilities
($ millions)	Contractual maturity amount	Carrying value	Difference between contractual maturity amount and carrying value	Changes in fair value for the three months period attributable to changes in own credit risk recorded in other comprehensive income Gains/(Losses)	Cumulative changes in fair value attributable to changes in own credit risk (1) Gains/(Losses)
As at July 31, 2024	$41,735	$37,754	$3,981	$127	$(867)
As at April 30, 2024	$38,446	$32,987	$5,459	$(474)	$(994)
As at July 31, 2023	$33,460	$28,893	$4,567	$(1,848)	$(48)
(1)	The cumulative change in fair value is measured from the instruments’ date of initial recognition.

Summary of Fair Values of Financial Instruments of Bank Using Valuation Methods and Assumption
The following table sets out the fair values of financial instruments of the Bank and excludes non-financial assets, such as property and equipment, investments in associates, precious metals, goodwill and other intangible assets.

	As at
	July 31, 2024 (1)		April 30, 2024 (1)		October 31, 2023 (1)
($ millions)	Total fair value	Total carrying value	Total fair value	Total carrying value	Total fair value	Total carrying value
Assets:
Cash and deposits with financial institutions	$58,329	$58,329	$58,631	$58,631	$90,312	$90,312
Trading assets	133,999	133,999	132,280	132,280	117,868	117,868
Securities purchased under resale agreements and securities borrowed	193,796	193,796	192,858	192,858	199,325	199,325
Derivative financial instruments	39,987	39,987	44,856	44,856	51,340	51,340
Investment securities – FVOCI and FVTPL	120,660	120,660	112,739	112,739	86,253	86,253
Investment securities – amortized cost	30,046	31,116	30,452	32,045	29,816	31,984
Loans	753,762	759,211	743,991	753,526	736,366	750,911
Customers’ liability under acceptances	3,282	3,282	9,117	9,117	18,628	18,628
Other financial assets	23,725	23,725	24,644	24,644	26,614	26,614
Liabilities:
Deposits	945,074	949,201	935,374	942,028	942,112	952,333
Financial instruments designated at fair value through profit or loss	37,754	37,754	32,987	32,987	26,779	26,779
Acceptances	3,330	3,330	9,205	9,205	18,718	18,718
Obligations related to securities sold short	32,672	32,672	37,780	37,780	36,403	36,403
Derivative financial instruments	47,364	47,364	52,861	52,861	58,660	58,660
Obligations related to securities sold under repurchase agreements and securities lent	178,595	178,595	173,602	173,602	160,007	160,007
Subordinated debentures	7,657	7,716	8,017	8,129	9,358	9,693
Other financial liabilities	45,910	46,559	44,623	45,634	49,363	51,302
(1)	The Bank adopted IFRS 17 effective November 1, 2023. As required under the new accounting standard, prior period amounts have been restated. Refer to Note 4.

Summary of Fair Value Hierarchy of Instruments Carried at Fair Value on a Recurring Basis
The following table outlines the fair value hierarchy and instruments carried at fair value on a recurring basis.

	As at
	July 31, 2024				April 30, 2024
($ millions)	Level 1	Level 2	Level 3	Total	Level 1	Level 2	Level 3	Total
Instruments carried at fair value on a recurring basis:
Assets:
Precious metals (1)	$–	$2,419	$–	$2,419	$–	$1,253	$–	$1,253
Trading assets
Loans	–	7,614	28	7,642	–	7,133	8	7,141
Canadian federal government and government guaranteed debt	12,312	3,364	–	15,676	14,682	2,758	–	17,440
Canadian provincial and municipal debt	5,733	1,905	–	7,638	5,941	3,963	–	9,904
U.S. treasury and other U.S. agencies’ debt	12,596	–	–	12,596	12,825	1	–	12,826
Other foreign governments’ debt	849	11,639	–	12,488	716	11,604	–	12,320
Corporate and other debt	4,335	6,489	12	10,836	4,263	6,755	–	11,018
Equity securities	64,663	212	8	64,883	59,506	73	4	59,583
Other	–	2,240	–	2,240	–	2,048	–	2,048
	$100,488	$33,463	$48	$133,999	$97,933	$34,335	$12	$132,280
Investment securities (2)
Canadian federal government and government guaranteed debt	$14,779	$6,080	$–	$20,859	$11,531	$6,641	$–	$18,172
Canadian provincial and municipal debt	9,825	6,644	–	16,469	7,399	7,084	–	14,483
U.S. treasury and other U.S. agencies’ debt	40,155	5,105	–	45,260	38,902	5,037	–	43,939
Other foreign governments’ debt	3,657	27,069	–	30,726	2,749	26,437	–	29,186
Corporate and other debt	253	3,138	38	3,429	60	3,119	42	3,221
Equity securities	1,790	343	1,784	3,917	1,657	334	1,747	3,738
	$70,459	$48,379	$1,822	$120,660	$62,298	$48,652	$1,789	$112,739
Derivative financial instruments
Interest rate contracts	$–	$11,563	$8	$11,571	$–	$13,779	$–	$13,779
Foreign exchange and gold contracts	–	21,050	–	21,050	–	24,424	–	24,424
Equity contracts	125	4,402	41	4,568	77	3,660	14	3,751
Credit contracts	–	242	13	255	–	295	2	297
Commodity contracts	–	2,537	6	2,543	–	2,599	6	2,605
	$125	$39,794	$68	$39,987	$77	$44,757	$22	$44,856
Liabilities:
Deposits (3)	$–	$136	$–	$136	$–	$21	$–	$21
Financial liabilities designated at fair value through profit or loss	–	37,754	–	37,754	–	32,987	–	32,987
Obligations related to securities sold short	27,872	4,800	–	32,672	31,587	6,193	–	37,780

Derivative financial instruments
Interest rate contracts	–	18,644	–	18,644	–	21,956	–	21,956
Foreign exchange and gold contracts	–	21,994	–	21,994	–	24,447	–	24,447
Equity contracts	129	4,141	23	4,293	138	3,327	12	3,477
Credit contracts	–	33	1	34	–	25	1	26
Commodity contracts	–	2,390	9	2,399	–	2,946	9	2,955
	$129	$47,202	$33	$47,364	$138	$52,701	$22	$52,861

(1)	The fair value of precious metals is determined based on quoted market prices and forward spot prices, where applicable, less the cost to sell.
(2)	Excludes debt investment securities measured at amortized cost of $31,116 (April 30, 2024 – $32,045).
(3)	These amounts represent embedded derivatives bifurcated from structured note liabilities measured at amortized cost.

	As at October 31, 2023
($ millions)	Level 1	Level 2	Level 3	Total
Instruments carried at fair value on a recurring basis:
Assets:
Precious metals (1)	$–	$937	$–	$937
Trading assets
Loans	–	7,540	4	7,544
Canadian federal government and government guaranteed debt	13,766	3,603	–	17,369
Canadian provincial and municipal debt	5,299	4,154	–	9,453
U.S. treasury and other U.S. agencies’ debt	11,218	–	–	11,218
Other foreign governments’ debt	19	10,626	–	10,645
Corporate and other debt	3,431	7,748	–	11,179
Equity securities	47,665	67	16	47,748
Other	–	2,712	–	2,712
	$81,398	$36,450	$20	$117,868
Investment securities (2)
Canadian federal government and government guaranteed debt	$7,674	$4,713	$–	$12,387
Canadian provincial and municipal debt	3,695	3,451	–	7,146
U.S. treasury and other U.S. agencies’ debt	25,058	3,640	–	28,698
Other foreign governments’ debt	2,527	28,891	–	31,418
Corporate and other debt	–	2,512	40	2,552
Equity securities	2,010	333	1,709	4,052
	$40,964	$43,540	$1,749	$86,253
Derivative financial instruments
Interest rate contracts	$–	$15,942	$–	$15,942
Foreign exchange and gold contracts	–	29,465	2	29,467
Equity contracts	54	3,066	27	3,147
Credit contracts	–	342	2	344
Commodity contracts	–	2,430	10	2,440
	$54	$51,245	$41	$51,340
Liabilities:
Deposits (3)	$–	$(95)	$–	$(95)
Financial liabilities designated at fair value through profit or loss	–	26,779	–	26,779
Obligations related to securities sold short	29,921	6,482	–	36,403

Derivative financial instruments
Interest rate contracts	–	25,079	2	25,081
Foreign exchange and gold contracts	–	28,013	–	28,013
Equity contracts	135	3,106	17	3,258
Credit contracts	–	27	1	28
Commodity contracts	–	2,274	6	2,280
	$135	$58,499	$26	$58,660
(1)	The fair value of precious metals is determined based on quoted market prices and forward spot prices, where applicable, less the cost to sell.
(2)	Excludes debt investment securities measured at amortized cost of $31,984.
(3)	These amounts represent embedded derivatives bifurcated from structured note liabilities measured at amoritized cost.

Summary of Changes in Level 3 Instruments Carried at Fair Value
The following table summarizes the changes in Level 3 instruments carried at fair value for the three months ended July 31, 2024.
All positive balances represent assets and negative balances represent liabilities. Consequently, positive amounts indicate purchases of assets or settlements of liabilities and negative amounts indicate sales of assets or issuances of liabilities.

	As at July 31, 2024
($ millions)	Fair value, beginning of the quarter	Gains/ (losses) recorded in income	Gains/ (losses) recorded in OCI	Purchases/ Issuances	Sales/ Settlements	Transfers into/out of Level 3	Fair value, end of the quarter	Changes in unrealized gains/(losses) recorded in income for instruments still held (1)
Trading assets
Loans	$8	$–	$–	$27	$–	$(7)	$28	$–
Corporate and other debt	–	–	–	8	–	4	12	–
Equity securities	4	–	–	3	(1)	2	8	–
	12	–	–	38	(1)	(1)	48	–
Investment securities
Corporate and other debt	42	–	3	–	–	(7)	38	–
Equity securities	1,747	26	(4)	48	(36)	3	1,784	26
	1,789	26	(1)	48	(36)	(4)	1,822	26
Derivative financial instruments – assets
Interest rate contracts	–	–	–	8	–	–	8	–
Equity contracts	14	(1)	–	1	–	27	41	(1	) (2)
Credit contracts	2	(1)	–	–	–	12	13	(1)
Commodity contracts	6	–	–	–	–	–	6	–

Derivative financial instruments – liabilities
Equity contracts	(12)	1	–	(3)	–	(9)	(23)	1	(2)
Credit contracts	(1)	–	–	–	–	–	(1)	–
Commodity contracts	(9)	–	–	–	–	–	(9)	–
	–	(1)	–	6	–	30	35	(1)
Total	$1,801	$25	$(1)	$92	$(37)	$25	$1,905	$25
(1)	These amounts represent the gains and losses from fair value changes of Level 3 instruments still held at the end of the period that are recorded in the Consolidated Statement of Income.
(2)
Certain unrealized gains and losses on derivative assets and liabilities are largely offset by mark-to-market
changes on other instruments included in trading revenues in the Consolidated Statement of Income, since these instruments act as an economic hedge to certain derivative assets and liabilities.

The following tables summarize the changes in Level 3 instruments carried at fair value for the three months ended April 30, 2024 and October 31, 2023.

	As at April 30, 2024
($ millions)	Fair value, beginning of the quarter	Gains/ (losses) recorded in income (1)	Gains/ (losses) recorded in OCI	Purchases/ Issuances	Sales/ Settlements	Transfers into/ out of Level 3	Fair value, end of the quarter
Trading assets	$5	$(1)	$–	$1	$(1)	$8	$12
Investment securities	1,832	60	(103)	58	(57)	(1)	1,789
Derivative financial instruments	22	(10)	–	1	1	(14)	–
(1)	Gains or losses for items in Level 3 may be offset with losses or gains on related hedges in Level 1 or Level 2.

	As at October 31, 2023
($ millions)	Fair value, beginning of the quarter	Gains/ (losses) recorded in income (1)	Gains/ (losses) recorded in OCI	Purchases/ Issuances	Sales/ Settlements	Transfers into/ out of Level 3	Fair value, end of the quarter
Trading assets	$1	$–	$–	$1	$–	$18	$20
Investment securities	1,807	(11)	3	84	(29)	(105)	1,749
Derivative financial instruments	18	(6)	–	2	–	1	15
Obligations related to securities sold short	(1)	–	–	–	1	–	–
(1)	Gains or losses for items in Level 3 may be offset with losses or gains on related hedges in Level 1 or Level 2.